SHARE-BASED PAYMENTS - Black-Scholes (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Y	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2023 USD ($) Y	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement
Stock options life | Y	5
Stock options.
Disclosure of terms and conditions of share-based payment arrangement
Grant date fair value		$ 1.6		$ 1.4	$ 1,200,000	$ 1,000,000
Share price at grant date		$ 5.13
Expected volatility, share options granted	50.00%		50.00%
Stock options life | Y	5		5
Risk free interest rate of share options granted	3.50%		3.00%
Dividends | $	$ 0		$ 0
Stock options. | Minimum
Disclosure of terms and conditions of share-based payment arrangement
Share price at grant date				$ 6.58
Stock options. | Maximum
Disclosure of terms and conditions of share-based payment arrangement
Share price at grant date				$ 6.07